LKCM FUNDS
                                  P.O. BOX 701
                            MILWAUKEE, WI 53201-0701
-------------------------------------------------------------------------------

OFFICERS AND TRUSTEES
J. Luther King, Jr., CFA  Jacqui Brownfield
Chairman of the Board,    Secretary & Treasurer
President
Paul W. Greenwell         Joseph C. Neuberger
Vice President            Assistant Treasurer
H. Kirk Downey            Mary S. Kraft
Trustee                   Assistant Secretary
Earle A. Shields, Jr.     Robert Kern
Trustee                   Assistant Secretary
-------------------------------------------------------------------------------

INVESTMENT ADVISER
   Luther King Capital Management Corporation
   301 Commerce Street, Suite 1600
   Fort Worth, TX 76102
-------------------------------------------------------------------------------

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT, SHAREHOLDER SERVICING
AGENT & CUSTODIAN
   Firstar Trust Company
   P.O. Box 701
   Milwaukee, WI 53201-0701
-------------------------------------------------------------------------------

LEGAL COUNSEL
   Gardere & Wynne
   3000 Thanksgiving Tower
   Dallas, TX 75201

   Kirkpatrick & Lockhart LLP
   1800 Massachusetts Avenue, N.W.
   2nd Floor
   Washington, D.C. 20036-1800
-------------------------------------------------------------------------------

INDEPENDENT AUDITORS
   Deloitte & Touche LLP
   411 East Wisconsin Avenue
   Milwaukee, WI 53202
-------------------------------------------------------------------------------

DISTRIBUTOR
   First Data Distributors, Inc.
   4400 Computer Drive
   Westboro, MA 01581
-------------------------------------------------------------------------------

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
-------------------------------------------------------------------------------


                                      LKCM
                                      FUNDS
LKCM SMALL CAP EQUITY FUND
LKCM EQUITY FUND


-------------------------------------------------------------------------------
                                  Annual Report
                                December 31, 1997

DEAR FELLOW SHAREHOLDERS:
We are pleased to report the following performance information for the LKCM
Funds:

                                                                              AVERAGE     RUSSELL 2000     S&P 500
                                                              ONE YEAR        ANNUAL        ONE YEAR      ONE YEAR
                                                               TOTAL           TOTAL          TOTAL         TOTAL
                                                NET ASSET      RETURN         RETURN         RETURN        RETURN
                                 INCEPTION      VALUE AT        ENDED          SINCE          ENDED         ENDED
FUNDS                              DATES        12/31/97      12/31/97       INCEPTION      12/31/97      12/31/97
-----                             --------------------------------------------------------------------------------
LKCM Small Cap Equity Fund        7/14/94        $16.89        23.07%         24.52%         22.36%        33.36%
LKCM Equity Fund                  1/3/96         $13.18        23.57%         20.24%           N/A         33.36%

     During 1997, the Dow Jones Industrial Average and the Standard &Poor's 500 Composite Stock Price Index, including income, gained 24.7% and 33.4%, respectively. In the 101-year history of the Dow Jones Industrial Average, the 1995-1997 period was the first time in which the widely-followed Dow Average gained 20% or more in each of three consecutive years. As inflationary pressures remained muted, interest rates declined for much of the year. In addition to falling interest rates, the environment for financial assets enjoyed a collection of other positive influences such as unexpected strength in corporate profits, heavy merger and acquisition activity, persistent corporate share repurchases, and a capital gains tax cut. Finally, the demand for stocks continued to be supported by an aging population in the U.S. which drove a further expansion of household investment in financial assets. Over 1997, and much of the past three years, leadership in the stock market has come from shares of large "blue chip" companies and the valuation of these stocks has expanded accordingly.
     Despite an environment, over the last few years, that favored the stocks of large companies, the LKCM Small Cap Equity Fund enjoyed its third consecutive year of strong 20%+ returns. Perhaps more importantly, the Fund outperformed its small-stock bogey, The Russell 2000 Index, for the third time in three years. As of December 31, 1997, important sector concentrations in the Small Cap Equity Fund included Energy (14.9%), Financial Services (11.2%), Health Care (8.1%), and Heavy Industry/Transportation (9.0%). While the long-standing hallmark of the portfolio has been stock selection, a broad-based advance in a specific sector can be a beneficial tail-wind as was the case for financial services stocks in 1997. The portfolio's emphasis on energy-related issues added value through most of the year but resulted in abnormally high levels of volatility in the Fund during the fourth quarter. We continue to see substantial investment opportunities in the energy sector and among the stock's of small and mid-sized companies in general -- especially as we continue our emphasis on niche companies that possess unique potential to grow their businesses at above-average returns on invested capital. The total net assets of the portfolio as of December 31, 1997 were $274,787,277 of which $257,243,610 (93.6%) were invested in common and preferred stocks with the balance held in cash reserves.
     The LKCM Equity Fund posted a very attractive absolute total return for the second consecutive year despite being outpaced by its benchmark index, the S&P 500 Index. The S&P 500 Index proved difficult to beat for many investment managers as the index's performance was driven by a narrow group of very large-company stocks. In our opinion, the valuation of many of these "super cap" stocks resides at uncomfortably high levels. During 1997, the LKCM Equity Fund selectively owned the stocks of a number of large-cap companies but continued to emphasize the shares of mid-sized companies which appeared to offer a better reward/risk trade-off. The performance of mid-sized stocks tended to lag that of the S&P 500 during most of 1997. As was stated in our June 30, 1997 letter to shareholders, the portfolio's focus on both risk as well as reward, via a consciousness of valuation extremes, capped some of the portfolio's upside while having managed the downside risk. Today, the portfolio is well positioned between stocks of medium-sized companies with niche growth opportunities and larger companies with defensible franchises and substantial free cash flow. We continue to view a strong balance sheet and sustainable profitability as desirable characteristics across the board. As of December 31, 1997, the portfolio had overweighted positions in the Energy sector (16.2%) and the Health Care sector (13.9%) when compared to the S&P 500. Other important sector weightings included Financial Services (10.3%) and Technology (13.8%). As of December 31, 1997, the total net assets of the portfolio were $52,391,774 of which $49,906,963 (95.3%) were invested in common stocks with the balance held in cash reserves.
     During 1997, stock market gains exceeded the expectations of most market prognosticators and, while we looked forward to a good year at the onset of 1997, we were also surprised by the markets remarkable gains. In anticipating the U.S. economic environment during the first half of 1998, investors should focus their concerns on 1) inflationary pressures created by rising labor costs,
2) the impact on our economy of a severe economic downturn in Asia, and 3) the implications of a strong dollar. In the face of these concerns, the U.S. economy is likely to slow and a deceleration in the rate of growth in corporate profits will likely follow. On the other hand, interest rates should remain stable as the Federal Reserve balances labor cost pressure against a slowing economy. Consequently, the environment for financial assets in 1998 looks relatively benign and, while not clearly threatening, is unlikely to produce the level of stock market gains enjoyed over the past several years. Given the high valuation levels in many areas of the market and an outlook for continued market volatility, individual stock selection will be more important than at any time since 1993. We continue to find the growth prospects and value proposition of the shares of many small- and medium-sized companies to be compelling. In any event, the experienced staff at LKCM, armed with a two-decade old philosophy of security selection, is committed to uncovering investment opportunities that possess an attractive long-term reward/risk profile.
     We are pleased to announce the availability of three new funds to our clients as of December 31, 1997. The new funds are the LKCM Fixed Income Fund, the LKCM Balanced Fund and the LCKM International Fund.To request information on any existing or new funds please call 1-800-688-LKCM.

Regards,


/s/ J. Luther King, Jr., CFA


J. Luther King, Jr., CFA
January 21, 1998

PERFORMANCE:
The following information illustrates the historical performance of LKCM
Small Cap Equity Fund and LKCM Equity Fund compared to the Fund's representive market indices: The S&P 500 Index is an unmanaged index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. The Russell 2000 Index is an unmanaged index consisting of the 2,000 smallest of the 3,000 largest stocks. Market capitalization is typically between $57 million and $610 million.

Note: Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.

An index is a fictitious unmanaged portfolio and does not trade or incur any expenses. One can not invest in an unmanaged index.

AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------
                            PAST      PAST      SINCE
                           1 YEAR   3 YEARS  INCEPTION(1)
---------------------------------------------------------
LKCM SMALL CAP
  EQUITY FUND              23.07%    26.80%    24.52%
---------------------------------------------------------
S&P 500 Index              33.36%    31.16%    28.15%
---------------------------------------------------------
Russell 2000 Index         22.36%    22.34%    20.70%
---------------------------------------------------------

(1) July 14, 1994

LINE CHART:
A $10,000 Investment in LKCM Small Cap Equity Fund

         LKCM Small Cap   S&P 500     Rusell 2000
         Equity Fund      Index             Index
         $21,411          $23,660         $19,217

07/94    10000            10000             10000
04/95    11479            11846             11222
06/95    12169            12605             12007
12/95    13839            14427             13480
06/96    16158            15882             14877
12/96    17395            17739             15705
06/97    19531            21394             17307
12/97    21411            23660             19217






AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------
                                  PAST          SINCE
                                 1 YEAR      INCEPTION(1)
---------------------------------------------------------
LKCM EQUITY FUND                 23.57%        20.24%
---------------------------------------------------------
S&P 500 Index                    33.36%        28.06%
---------------------------------------------------------

(1) January 3, 1996

LINE CHART:
A $10,000 Investment in LKCM Equity Fund
   LKCM Equity          S&P 500
          Fund            Index
       $14,456          $16,400
01/96    10000            10000
06/96    10800            11009
12/96    11700            12296
06/97    13491            14829
12/97    14456            16400

                           LKCM Small Cap Equity Fund
                            Schedule of Investments
                               December 31, 1997
------------------------------------------------------
COMMON STOCKS - 93.54%             SHARES        VALUE
------------------------------------------------------
BASIC RESOURCES - 3.28%
   Lawter International, Inc.     140,000  $ 1,522,500
   Longview Fibre Company         174,500    2,650,219
   Reliance Steel &
     Aluminum Company              75,000    2,231,250
   Titanium Metals Corporation #   90,000    2,598,750
                                            -----------
                                             9,002,719
                                            -----------

BEVERAGE & PERSONAL PRODUCTS - 1.07%
   Kimberly-Clark Corporation      59,682    2,943,069
                                            -----------

CONSUMER & COMMERCIAL SERVICES - 7.15%
   CapStar Hotel Company #         75,000    2,573,438
   Carmike Cinemas, Inc. Class A # 91,700    2,630,645
   Fairfield Communities, Inc. #   35,000    1,544,375
   G & K Services Inc. - Class A   25,000    1,050,000
   La Quinta Inns, Inc.           200,000    3,862,500
   Mac-Gray Corporation #          50,000      781,250
   Norwood Promotional
     Products, Inc. #              20,000      305,000
   Rock of Ages Corporation #      85,000    1,317,500
   Romac International, Inc. #    100,000    2,443,750
   Servico, Inc. #                100,000    1,687,500
   Source Services Corporation #   67,500    1,459,688
                                            -----------
                                            19,655,646
                                            -----------

CONSUMER DURABLES - 3.48%
   Centex Corporation              50,000    3,146,875
   Dal-Tile International, Inc. # 140,000    1,715,000
   International Comfort
     Products Corporation #       106,900      895,287
   Kevco, Inc. #                   50,300      829,950
   Lawson Products, Inc.           78,500    2,335,375
   RDO Equipment Company -
     Class A #                     35,000      640,938
                                            -----------
                                             9,563,425
                                            -----------

ENERGY - 14.94%
   Bayard Drilling Technologies,
     Inc. #                       100,000    1,625,000
   Tom Brown, Inc. #               93,000    1,790,250
   Carbo Ceramics, Inc.            40,000    1,280,000
   Chieftain International, Inc. # 32,200      684,250
   Daniel Industries               15,000      288,750
   Diamond Offshore Drilling, Inc. 80,000    3,850,000

-------------------------------------------------------
COMMON STOCKS                       SHARES        VALUE
-------------------------------------------------------
ENERGY - (CONTINUED)
   Dril-Quip, Inc. #               36,000  $ 1,264,500
   Encal Energy Ltd. # (1)        487,500    1,601,131
   HS Resources, Inc. #           110,000    1,519,375
   ICO, Inc.                      549,300    3,364,462
   Input/Output, Inc. #            95,000    2,820,312
   IRI International Corporation #100,000    1,400,000
   Meridian Resource Corporation #114,480    1,094,715
   Noble Affiliates, Inc.          97,000    3,419,250
   Pioneer Natural Resources
     Company                       75,000    2,170,312
   Seagull Energy Corporation #    65,000    1,340,625
   Snyder Oil Corporation         110,000    2,007,500
   Tidewater, Inc.                 46,133    2,543,082
   Titan Exploration, Inc. #       70,500      669,750
   Trico Marine Services, Inc. #  115,000    3,378,125
   United Meridian Corporation #   25,000      703,125
   Varco International, Inc. #     64,000    1,372,000
   Weatherford Enterra, Inc. #     20,000      875,000
                                            -----------
                                            41,061,514
                                            -----------

ENVIRONMENT - 0.83%
   U.S. Filter Corporation #       76,000    2,275,250
                                            -----------

FINANCIAL SERVICES - 11.23%
   Amerus Life Holdings, Inc. -
     Class A                       87,412    3,223,317
   Atlantic Gulf Communities
     Corporation #                128,983      603,639
   E.W. Blanch Holdings, Inc.      99,500    3,426,531
   Chartwell Re Corporation        40,000    1,350,000
   CNA Surety Corporation #       230,000    3,550,625
   Crescent Operating, Inc. #       6,200      151,900
   Cullen/Frost Bankers, Inc.     110,000    6,675,625
   First Colorado Bancorp, Inc.   150,000    3,562,500
   First United Bancshares, Inc.   38,000    1,596,000
   First Victoria National Bank    19,000      729,125
   Sterling Bancorp               116,000    2,784,000
   Texas Regional Bancshares, Inc.105,000    3,202,500
                                            -----------
                                            30,855,762
                                            -----------

FOOD, TOBACCO & OTHER - 2.62%
   American Italian Pasta Company # 103,200  2,580,000
   Authentic Specialty Foods, Inc. #120,000  1,635,000
   Suiza Foods Corporation #       50,000    2,978,125
                                            -----------
                                             7,193,125
                                            -----------

------------------------------------------------------
COMMON STOCKS                       SHARES       VALUE
------------------------------------------------------
HEALTH CARE - 8.11%
   Cholestech Corporation #        80,000  $ 1,000,000
   Diagnostic Health
    Services, Inc. #              116,700    1,378,519
   Jones Medical Industries, Inc.  60,000    2,295,000
   Maxxim Medical, Inc. #         129,400    2,814,450
   Patterson Dental Company #      83,500    3,778,375
   Prime Medical Services, Inc. # 110,000    1,519,375
   ProMedCo Management
     Company #                     50,000      506,250
   Protein Design Labs, Inc. #     35,000    1,400,000
   R.P. Scherer Corporation #      45,300    2,763,300
   Sybron International
     Corporation #                 77,500    3,637,656
   Warner Chilcott Laboratories
     ADR #                         96,000    1,188,000
                                            -----------
                                            22,280,925
                                            -----------

HEAVY INDUSTRY/TRANSPORTATION - 8.97%
   Airnet Systems, Inc. #         123,700    2,659,550
   CTB International Corporation # 55,000      783,750
   Covenant Transport, Inc. -
     Class A #                     90,000    1,372,500
   Genesee & Wyoming, Inc. #       70,500    1,647,937
   Kirby Corporation #            280,000    5,407,500
   MTL, Inc. #                     93,000    2,377,312
   N.L. Industries, Inc. #         41,000      558,625
   RailAmerica, Inc. #            375,000    2,414,063
   RailTex, Inc. #                 90,000    1,288,125
   Simon Transportation
     Services, Inc. #              44,000    1,056,000
   Swift Transportation Co., Inc. #90,000    2,913,750
   TJ International, Inc.          70,000    1,732,500
   U.S. Xpress Enterprises, Inc. -
     Class A                       20,000      442,500
                                            -----------
                                            24,654,112
                                            -----------

MANUFACTURING - 6.70%
   Blount International, Inc. -
     Class A                      200,000    5,337,500
   Chart Industries, Inc.         103,000    2,349,687
   Figgie International, Inc. -
     Class A #                    118,500    1,555,312
   Justin Industries              320,000    4,360,000
   Lindsay Manufacturing Company  110,000    4,771,250
                                            -----------
                                            18,373,749
                                            -----------

------------------------------------------------------
COMMON STOCKS                      SHARES        VALUE
------------------------------------------------------
PUBLISHING & BROADCASTING - 3.01%
   A.H. Belo Corporation - Common
     Series A                      80,000  $ 4,490,000
   Harte-Hanks Communications, Inc.85,000    3,155,625
   Saga Communications, Inc.       30,000      637,500
                                            -----------
                                             8,283,125
                                            -----------

REAL ESTATE INVESTMENT TRUSTS - 5.78%
   Boykin Lodging Company          77,000    2,035,687
   Brandywine Realty Trust         75,000    1,884,375
   Crescent Real Estate Equities
     Company                       62,000    2,441,250
   Imperial Credit Commercial
     Mortgage Investment
     Corporation                   77,000    1,126,125
   Prentiss Properties Trust       75,000    2,095,312
   Prime Group Realty Trust        48,000      972,000
   Starwood Hotels & Resorts Trust 75,000    4,340,625
   Storage USA, Inc.               25,000      998,438
                                            -----------
                                            15,893,812
                                            -----------

RETAIL - 8.34%
   Boise Cascade Office Products
     Corporation #                115,000    1,717,813
   The Bombay Company, Inc. #     150,000      693,750
   Borders Group, Inc. #          140,000    4,383,750
   Coleman Company, Inc. #        160,000    2,570,000
   International Home Foods, Inc. # 7,300      204,400
   Lone Star Steakhouse &
     Saloon, Inc. #                92,500    1,618,750
   Party City Corporation #        40,000    1,290,000
   Pier 1 Imports, Inc.           165,000    3,733,125
   Play By Play Toy &
     Novelties, Inc. #            150,000    2,728,125
   Proffitt's, Inc. #              40,000    1,137,500
   Taco Cabana, Inc. - Class A #  190,100      902,975
   Tractor Supply Company #       100,500    1,482,375
   White Cap Industries, Inc. #    25,000      465,625
                                            -----------
                                            22,928,188
                                            -----------

TECHNOLOGY - 5.48%
   Bell & Howell Company #        100,000    2,418,750
   Dallas Semiconductor
     Corporation                   52,500    2,139,375
   Danka Business Systems Plc ADR  50,000      796,875
   Intellicall, Inc. #            100,000      512,500

------------------------------------------------------
COMMON STOCKS                      SHARES        VALUE
------------------------------------------------------
TECHNOLOGY - (CONTINUED)
   Intelligent Polymers Limited # 150,000  $ 3,318,750
   Interphase Corporation #        48,500      278,875
   Kent Electronics Corporation # 165,000    4,145,625
   Physician Computer
     Network, Inc. #              115,000      460,000
   Tekelec #                       32,000      976,000
                                            -----------
                                            15,046,750
                                            -----------

TELECOMMUNICATIONS - 2.55%
   ITC DeltaCom, Inc. #            60,000      990,000
   IXC Communication, Inc. #       55,000    1,725,625
   Metrocall, Inc. #              252,450    1,246,472
   MetroNet Communications
     Corporation - Class B #       85,000    1,476,875
   Pagemart Wireless, Inc. -
     Class A #                    200,000    1,575,000
                                            -----------
                                             7,013,972
                                            -----------

TOTAL COMMON STOCK
   (cost $195,715,759 )                    257,025,143
                                            -----------

-------------------------------------------------------
PREFERRED STOCK - 0.08%
-------------------------------------------------------
FINANCIAL SERVICES - 0.08%
   Atlantic Gulf Communities
     Corporation #@*               21,796      215,344
                                            -----------

-------------------------------------------------------
WARRANTS - 0.00%
-------------------------------------------------------
FINANCIAL SERVICES - 0.00%
   Atlantic Gulf Communities
     Corporation - Class A, expiring
     6/24/04 #@*                   17,345        1,041
   Atlantic Gulf Communities
     Corporation - Class B, expiring
     6/24/04 #@*                   17,345        1,041
   Atlantic Gulf Communities
     Corporation - Class C, expiring
     6/24/04 #@*                   17,344        1,041
                                            -----------
   Total warrants
     (cost $1,473)                               3,123
                                            -----------

-------------------------------------------------------
CASH EQUIVALENT - 6.38%          PRINCIPAL        VALUE
-------------------------------------------------------
REPURCHASE AGREEMENT - 6.38%
   Firstar Bank, 4.25%, dated
     12/31/97, due 01/02/98, to be
     repurchased at $17,543,000
     collateralized by $17,515,000
     U.S. Treasury Note 6.50%,
     due 4/30/99, valued
     at $17,895,076
     (cost $17,543,000)       $17,543,000  $ 17,543,000
                                            -----------

TOTAL INVESTMENTS - 100.00%
   (cost $213,513,235)                      274,786,610

Other assets in excess
  of liabilities - 0.00%                            667
                                            -----------
Total net assets - 100.00%                 $274,787,277
                                            ===========

# - Non-income producing security.
ADR - American Depository Receipts.
(1) Foreign Security.
@ - Security issued as a private placement and is illiquid by virtue of the absence of a readily available market.
* - Security valued at fair value - See Note A to the financial statements.

See notes to the financial statements.

                                LKCM Equity Fund
                            Schedule of Investments
                               December 31, 1997

------------------------------------------------------
COMMON STOCKS - 95.26%              SHARES       VALUE
------------------------------------------------------
BASIC RESOURCES - 7.20%
   ARCO Chemical Company            12,000  $  560,250
   Du Pont (E.I.) De Nemours
     & Company                      16,000     961,000
   Longview Fibre Company           45,000     683,438
   Morton International, Inc.       25,000     859,375
   Willamette Industries, Inc.      22,000     708,125
                                            -----------
                                             3,772,188
                                            -----------

BERVERAGE & PERSONAL PRODUCTS - 5.94%
   Colgate-Palmolive Company        18,000   1,323,000
   Kimberly Clark Corporation       20,000     986,250
   PepsiCo, Inc.                    22,000     801,625
                                            -----------
                                             3,110,875
                                            -----------

CONSUMER & COMMERCIAL SERVICES - 6.52%
   Dollar Thrifty Automotive
     Group, Inc. #                  15,000     307,500
   General Electric Company         12,000     880,500
   Hilton Hotels Corporation        15,000     446,250
   La Quinta Inns, Inc.             55,000   1,062,187
   Sherwin-Williams Company         26,000     721,500
                                            -----------
                                             3,417,937
                                            -----------

ENERGY - 16.21%
   Bayard Drilling Technologies,
     Inc. #                         25,000     406,250
   Exxon Corporation                22,000   1,346,125
   Mobil Corporation                12,000     866,250
   Noble Affiliates, Inc.           26,000     916,500
   Nuevo Energy Company #           20,000     815,000
   Petroleum Geo-Services ADR #      4,400     284,900
   Pioneer Natural Resources
     Company                        28,000     810,250
   Schlumberger, Ltd.               17,000   1,368,500
   Tidewater, Inc.                  17,000     937,125
   Western Atlas, Inc. #            10,000     740,000
                                            -----------
                                             8,490,900
                                            -----------

ENVIRONMENT - 1.71%
   U.S. Filter Corporation #        30,000     898,125
                                            -----------

------------------------------------------------------
COMMON STOCKS                       SHARES       VALUE
------------------------------------------------------
FINANCIAL SERVICES - 10.29%
   American General Corporation     22,000 $ 1,189,375
   C.I.T. Group, Inc. - Class A #   35,000   1,128,750
   Cullen/Frost Bankers, Inc.       18,000   1,092,375
   H&R Block, Inc.                  20,000     896,250
   Norwest Corporation              28,000   1,081,500
                                            -----------
                                             5,388,250
                                            -----------
FOOD, TOBACCO & OTHER - 2.22%
   Nabisco Holdings Corporation -
     Class A                        24,000   1,162,500
                                            -----------

HEALTH CARE - 13.93%
   Merck & Company, Inc.            10,000   1,062,500
   Pfizer, Inc.                     20,000   1,491,250
   R.P. Scherer Corporation #       15,000     915,000
   Schering-Plough Corporation      25,000   1,553,125
   SmithKline Beecham PLC ADR       26,000   1,337,375
   Sybron International
     Corporation #                  20,000     938,750
                                            -----------
                                             7,298,000
                                            -----------

HEAVY INDUSTRY / TRANSPORTATION - 3.34%
   Union Pacific Corporation        15,000     936,563
   Kirby Corporation #              42,000     811,125
                                            -----------
                                             1,747,688
                                            -----------

MANUFACTURING - 4.07%
   Blount International,
     Inc. - Class A                 34,000     907,375
   Corning, Inc.                    33,000   1,225,125
                                            -----------
                                             2,132,500
                                            -----------

PUBLISHING & BROADCASTING - 4.62%
   A.H. Belo Corporation - Common
     Series A                       20,000   1,122,500
   Gannett Company, Inc.            21,000   1,298,062
                                            -----------
                                             2,420,562
                                            -----------

REAL ESTATE INVESTMENT TRUSTS - 1.20%
   Imperial Credit Commercial
     Mortgage Investment Corporation43,000     628,875
                                            -----------

------------------------------------------------------
COMMON STOCKS                       SHARES       VALUE
------------------------------------------------------
RETAIL - 4.21%
   Home Depot, Inc.                 23,400 $ 1,377,675
   Saks Holdings, Inc. #            40,000     827,500
                                            -----------
                                             2,205,175
                                            -----------

TECHNOLOGY - 13.80%
   Alltel Corporation               20,000     821,250
   Cisco Systems, Inc. #            21,000   1,170,750
   Danka Business Systems PLC ADR   20,000     318,750
   Hewlett-Packard Company          23,000   1,437,500
   Intel Corporation                 4,800     337,200
   Kent Electronics Corporation #   40,000   1,005,000
   Motorola, Inc.                   19,000   1,084,188
   WorldCom, Inc. #                 35,000   1,058,750
                                            -----------
                                             7,233,388
                                            -----------

TOTAL COMMON STOCK
   (cost $41,532,663)                       49,906,963
                                            -----------

-------------------------------------------------------
CASH EQUIVALENT - 5.20%          PRINCIPAL        VALUE
-------------------------------------------------------
REPURCHASE AGREEMENT - 5.20%
   Firstar Bank, 4.25%, dated
     12/31/97, due 01/02/98, to
     be repurchased at $2,726,000
     collateralized by $2,735,000
     U.S. Treasury Note 6.00%,
     due 10/15/99, valued at
     $2,738,683
     (cost $2,726,000)          $2,726,000  $ 2,726,000
                                            -----------

TOTAL INVESTMENTS - 100.46%
   (cost $44,258,663)                        52,632,963

Liabilities in excess of other
   assets - (0.46)%                            (241,189)
                                            -----------
Total net assets - 100.00%                 $ 52,391,774
                                            ===========

# - Non-income producing security.
ADR - American Depository Receipts.

See notes to the financial statements.

                      Statements of Assets and Liabilities
                               December 31, 1997

                                                                                      LKCM
                                                                                    SMALL CAP            LKCM
                                                                                   EQUITY FUND        EQUITY FUND
ASSETS:
Investments, at value..................................................            $274,786,610        $52,632,963
   (cost $213,513,235 and $44,258,663, respectively)
Cash ..................................................................                       0                 89
Receivable for investments sold........................................               2,785,320             87,447
Dividends and interest receivable......................................                 255,573             71,071
Prepaid expenses.......................................................                  32,435             11,370
                                                                                   ------------        -----------
     Total assets......................................................             277,859,938         52,802,940
                                                                                   ------------        -----------

LIABILITIES:
Bank overdraft.........................................................                  14,855                  0
Payable for investments purchased......................................               1,391,122                  0
Payable for investment advisory fees...................................                 532,498             69,809
Dividends payable......................................................                 992,978            298,988
Accrued expenses and other liabilities.................................                 141,208             42,369
                                                                                   ------------        -----------
     Total liabilities.................................................               3,072,661            411,166
                                                                                   ------------        -----------

NET ASSETS.............................................................            $274,787,277        $52,391,774
                                                                                   ============        ===========
NET ASSETS CONSIST OF:
Paid in capital........................................................            $212,791,993        $43,399,672
Undistributed net realized gain on securities..........................                 721,909            617,802
Net unrealized appreciation of securities..............................              61,273,375          8,374,300
                                                                                   ------------        -----------
NET ASSETS.............................................................            $274,787,277        $52,391,774
                                                                                   ============        ===========
Shares of beneficial interest outstanding (unlimited shares of no
   par value authorized)...............................................              16,270,255          3,976,192
Net asset value per share (offering and redemption price)..............            $      16.89        $     13.18
                                                                                   ============        ===========


See notes to financial statements.

                            Statements of Operations
                      For the Year Ended December 31, 1997

                                                                                      LKCM
                                                                                    SMALL CAP            LKCM
                                                                                   EQUITY FUND        EQUITY FUND
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $1,290
   and $540, respectively).............................................            $ 1,824,827         $  554,248
Interest...............................................................              1,004,687            124,447
                                                                                    ----------         ----------
     Total income......................................................              2,829,514            678,695
                                                                                    ----------         ----------

EXPENSES:
Investment advisory fees ..............................................              1,813,278            274,166
Administrative fees....................................................                350,914            125,290
Federal and state registration.........................................                 34,558             18,406
Professional fees......................................................                 26,616             11,650
Trustees' fees.........................................................                 15,519              3,211
Amortization of deferred charges.......................................                 10,753                  0
Reports to shareholders................................................                  8,214             18,892
Other .................................................................                 32,462              5,128
                                                                                    ----------         ----------
     Total expenses....................................................              2,292,314            456,743
     Less, expense reimbursement.......................................                      0           (143,411)
                                                                                    ----------         ----------
Net expenses...........................................................              2,292,314            313,332
                                                                                    ----------         ----------
NET INVESTMENT INCOME..................................................                537,200            365,363
                                                                                    ----------         ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments.......................................             20,905,657          2,403,120
Net change in unrealized appreciation..................................             27,753,447          5,155,823
                                                                                    ----------         ----------
NET GAIN ON INVESTMENTS................................................             48,659,104          7,558,943
                                                                                    ----------         ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................            $49,196,304         $7,924,306
                                                                                    ==========         ==========

See notes to the financial statements.

                      Statements of Changes in Net Assets

                                                           LKCM
                                                   SMALL CAP EQUITY FUND                 LKCM EQUITY FUND


                                                                                                            Period From
                                                Year ended         Year ended         Year ended  January 3, 1996(1) to
                                         December 31, 1997  December 31, 1996  December 31, 1997      December 31, 1996
OPERATIONS:
Net investment income....................       $  537,200         $  631,886         $  365,363             $  450,324
Net realized gain on investments.........       20,905,657         16,081,149          2,403,120              1,245,994
Net change in unrealized appreciation....       27,753,447         19,407,252          5,155,823              3,218,477
                                               -----------        -----------         ----------             ----------
     Net increase in net assets
       resulting from operations.........       49,196,304         36,120,287          7,924,306              4,914,795
                                               -----------        -----------         ----------             ----------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS
Net investment income....................         (923,766)          (596,495)         (815,908)                      0
Net realized gain on investments.........      (36,263,585)        (7,691,095)       (3,031,073)                      0
                                               -----------        -----------        ----------              ----------
     Total dividends and distributions...      (37,187,351)        (8,287,590)       (3,846,981)                      0
                                               -----------        -----------        ----------              ----------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold............       42,633,318         59,310,732        21,410,408              34,492,749
Shares issued in connection with payment
   of dividends and distributions........       35,233,556          7,948,741         2,945,834                       0
Capital contributions....................                0             72,187                 0                       0
Cost of shares redeemed..................      (14,176,437)       (17,506,494)      (10,649,681)             (4,799,656)
                                               -----------        -----------        ----------              ----------
     Net increase in net asset from
       Fund share transactions...........       63,690,437         49,825,166        13,706,561              29,693,093
                                               -----------        -----------        ----------              ----------
Total increase...........................       75,699,390         77,657,863        17,783,886              34,607,888

NET ASSETS:
Beginning of period......................      199,087,887        121,430,024        34,607,888                       0
                                               -----------        -----------        ----------              ----------
End of period*...........................     $274,787,277       $199,087,887       $52,391,774             $34,607,888
                                               -----------        -----------        ----------              ----------
*Including undistributed net
   investment income of:.................    $           0       $    642,526             $   0             $   450,305
                                               ===========        ===========        ==========             ===========

CHANGES IN SHARES OUTSTANDING:
Shares sold..............................        2,573,250          4,161,147         1,614,397               3,403,217
Shares issued in connection with payment
   of dividends and distributions........        2,228,307            619,542           240,087                       0
Shares redeemed..........................         (820,506)        (1,263,264)         (836,931)               (444,578)
                                               -----------        -----------        ----------              ----------
Net increase ............................        3,981,051          3,517,425         1,017,553               2,958,639
                                               ===========        ===========        ==========              ==========

(1) Commencement of Operations.

See notes to financial statements.

                              Financial Highlights
           Selected Data For Each Share of Capital Stock Outstanding
                                                                 LKCM SMALL CAP EQUITY FUND


                                                Year ended         Year ended    May 1, 1995 to   July 14, 1994(1) to
                                         December 31, 1997  December 31, 1996 December 31, 1995        April 30, 1995
NET ASSET VALUE --
   BEGINNING OF PERIOD.................             $16.20             $13.84            $11.48                $10.00
                                                    ------             ------            ------                ------

Net investment income..................               0.02               0.05              0.03                  0.04
Net realized gain (loss) and unrealized
   appreciation (depreciation).........               3.38               3.26              2.33                  1.44
                                                    ------             ------            ------                ------
     Total from investment operations..               3.40               3.31              2.36                  1.48
                                                    ------             ------            ------                ------

Dividends from net investment income...              (0.07)             (0.07)               --                    --
Distributions from net realized gain
   from investment transactions........              (2.64)             (0.88)               --                    --
                                                    ------             ------            ------                ------
     Total distributions...............              (2.71)             (0.95)               --                    --
                                                    ------             ------            ------                ------

NET ASSET VALUE-- END OF PERIOD........             $16.89             $16.20            $13.84                $11.48
                                                    ======             ======            ======                ======

TOTAL RETURN...........................              23.07%            25.67%            20.56%(3)             14.80%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)..            $274,787          $199,088          $121,430               $66,736
Ratio of expenses to average net
   assets..............................               0.95%             1.00%             1.00%(2)              1.00%(2)
Ratio of net investment income to
   average net assets..................               0.22%             0.39%             0.53%(2)              1.15%(2)
Portfolio turnover rate................                 34%               66%               57%                   53%
Average commission rate(4).............             $0.0567           $0.0564               N/A                   N/A

(1) Commencement of Operations
(2) Annualized
(3) Not Annualized
(4) For the fiscal years beginning on or after September 1, 1995, a Fund is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.

See notes to financial statements.

                              Financial Highlights
           Selected Data for Each Share of Capital Stock Outstanding

                                                                                         LKCM EQUITY FUND
                                                                                                      Period from
                                                                                                January 3, 1996(1)
                                                                                     Year ended                to
                                                                              December 31, 1997 December 31, 1996
NET ASSET VALUE-- BEGINNING OF PERIOD......................................             $11.70             $10.00
                                                                                        ------             ------

Net investment income......................................................               0.10               0.15
Net realized gain (loss) and unrealized appreciation (depreciation)........               2.52               1.55
                                                                                        ------             ------
     Total from investment operations......................................               2.62               1.70
                                                                                        ------             ------

Dividends from net investment income.......................................              (0.25)                --
Distributions from net realized gain from investment transactions..........              (0.89)                --
                                                                                        ------             ------
     Total distributions...................................................              (1.14)                --
                                                                                        ------             ------

NET ASSET VALUE-- END OF PERIOD............................................             $13.18             $11.70
                                                                                        ======             ======

TOTAL RETURN...............................................................             23.57%             17.00%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)......................................            $52,392            $34,608
Ratio of expenses to average net assets
   Before expense reimbursement............................................              1.16%              1.32%(2)
   After expense reimbursement.............................................              0.80%              0.80%(2)
Ratio of net investment income to average net assets
   Before expense reimbursement............................................              0.57%              0.98%(2)
   After expense reimbursement.............................................              0.93%              1.50%(2)
Portfolio turnover rate....................................................                48%                79%
Average commission rate....................................................            $0.0601            $0.0611

(1) Commencement of Operations
(2) Annualized
(3) Not Annualized

See notes to financial statements.

                                   LCKM FUNDS
                       Notes to the Financial Statements

A. ACCOUNTING POLICIES. LKCM Funds (the "Trust") is registered under the Investment Company Act as a diversified open-end, management company. The Trust was organized as a Delaware business trust on February 10, 1994 and consists of five series of shares comprising the LKCM Small Cap Equity Fund, the LKCM Equity Fund, the LKCM Balanced Fund, the LKCM Fixed Income Fund and the LKCM International Fund, the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements exclude financial information for the LKCM Balanced Fund, the LKCM Fixed Income Fund and the LKCM International Fund; financial statements for those Funds are reported separately. Investment operations of the Funds began on July 14, 1994 (the LKCM Small Cap Equity Fund), January 3, 1996 (the LKCM Equity Fund), and December 30, 1997 (the LKCM Balanced Fund, the LKCM Fixed Income Fund and the LKCM International Fund). The LKCM Small Cap Equity Fund seeks to maximize capital appreciation. The LKCM Equity Fund seeks to maximize long-term capital appreciation. The following is a summary of significant accounting policies followed by the LKCM Small Cap Equity Fund and the LKCM Equity Fund (collectively, the "Funds") in preparation of the financial statements.

    1. SECURITY VALUATION: Securities listed on a U.S. securities exchange or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price available before the time when assets are valued. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    3. REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with broker-dealers or banks that meet the credit guidelines established by the Board of Trustees. In connection with transactions in repurchase agreements, it is the Fund's policy that the custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

    4. DISTRIBUTIONS TO SHAREHOLDERS: The Funds intend to pay dividends and net capital gains distributions, if any, on an annual basis.

    5. FOREIGN SECURITIES: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

    6. FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

    7. EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

    8. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    9. OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles required that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

B. INVESTMENT ADVISORY AND OTHER AGREEMENTS: Luther King Capital Management Corporation (the "Adviser"), serves as the investment adviser to the Funds under an Investment Advisory Agreement (the "Agreement"). The Adviser receives a fee, computed daily and payable quarterly, at the annual rates presented below as applied to each Fund's daily net assets. The Adviser has voluntarily agreed to pay operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the year ended December 31, 1997 the Adviser waived the following fees:

                         LKCM SMALL CAP          LKCM EQUITY
                            EQUITY FUND                 FUND
Annual Advisory Rate              0.75%                0.70%
Annual Cap on Expenses            1.00%                0.80%
Fees Waived                         --              $143,411

Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Trust.

Distribution services are performed pursuant to distribution contracts with First Data Distributors, Inc., the Trust's principal underwriter, and other broker-dealers.

C. SECURITY TRANSACTIONS: Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 1997 were as follows:

                                        PURCHASES              SALES
LKCM Small Cap Equity Fund           $119,157,459        $76,654,407
LKCM Equity Fund                       34,395,229         17,701,997

There were no purchases or sales of long-term U.S. Government securities for the Funds.

At December 31, 1997, cost and unrealized appreciation (depreciation) of investments for Federal income tax purposes were:

                                                                                                             NET
                                                        COST     APPRECIATION     (DEPRECIATION)    APPRECIATION
LKCM Small Cap Equity Fund                       213,513,235       73,681,645       (12,408,270)      61,273,375
LKCM Equity Fund                                  44,258,663       10,242,048        (1,867,748)       8,374,300

D. DISTRIBUTIONS: For the year ended December 31, 1997, the following percent of ordinary distributions paid qualifies for the dividend received deduction available to corporate stockholders: LKCM Small Cap Equity Fund 100% and LKCM Equity Fund 100%.

E. OTHER: At December 31, 1997, the percentage of total shares outstanding and the number of record shareholders owning 10% or greater of the Funds were as follows:

                                               NO. OF                   %
                                            SHAREHOLDERS            OWNERSHIP
LKCM Small Cap Equity Fund                        1                  13.62%
LKCM Equity Fund                                  3                  68.46%

                          Independent Auditors' Report

To the Trustees and Shareholders of the LKCM Funds:

     We have audited the accompanying statements of assets and liabilities of the LKCM Small Cap Equity Fund and the LKCM Equity Fund (the "Funds"), including the schedules of investments, as of December 31, 1997, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of the LKCM Small Cap Equity Fund and the LKCM Equity Fund as of December 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the respective periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Milwaukee, Wisconsin
January 23, 1998